Note 5 - Cash, Cash Equivalents and Investments (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Pieris Pharmaceuticals, Inc. [Member]
Debt Securities, Available-for-Sale, Realized Gain (Loss)	$ 0	$ 0	$ 0	$ (100)	$ (100)	$ 400